Shareholder Fees	Apr. 07, 2025 USD ($)
KraneShares 2x Long JD Daily ETF | KraneShares 2x Long JD Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
KraneShares 2x Long BIDU Daily ETF | KraneShares 2x Long BIDU Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long TSM Daily ETF | KraneShares 2x Long TSM Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long GRAB Daily ETF | KraneShares 2x Long GRAB Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long SE Daily ETF | KraneShares 2x Long SE Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long MELI Daily ETF | KraneShares 2x Long MELI Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
KraneShares 2x Long ASML Daily ETF | KraneShares 2x Long ASML Daily ETF [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0